Consolidated Statements of Shareholders' Equity and Comprehensive Income (Loss) (USD $)	Common Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2009	$ 53,583,283	$ (6,108,846)	$ (2,393,645)	$ 45,080,792
Balance (in Shares) at Dec. 31, 2009	4,542,023
Net income (loss)		68,869		68,869
Other comprehensive income:
Unrealized holding gains (losses) on available for sale securities, net			1,201,873	1,201,873
Unrealized gains on derivative instruments, net of taxes of $ 118,550			210,756	210,756
Less reclassification adjustment for gains (losses) included in net income, net			(1,458,858)	(1,458,858)
Other comprehensive income (loss)				22,640
Proceeds from issuance of shares pursuant to private offering to directors and officers, net of offering costs of $ 22,898	531,846			531,846
Proceeds from issuance of shares pursuant to private offering to directors and officers, net of offering costs of $ 22,898 (in Shares)	196,996
Employee stock purchase plan	142,738			142,738
Employee stock purchase plan (in Shares)	41,803
Balance at Dec. 31, 2010	54,257,867	(6,039,977)	(2,439,874)	45,778,016
Balance (in Shares) at Dec. 31, 2010	4,780,822			4,780,822
Net income (loss)		(16,479,961)		(16,479,961)
Other comprehensive income:
Unrealized holding gains (losses) on available for sale securities, net			1,935,632	1,935,632
Less reclassification adjustment for gains (losses) included in net income, net			(545,967)	(545,967)
Other comprehensive income (loss)				(15,090,296)
Stock dividend (10%) (in Shares)	480,146
Employee stock purchase plan	124,569			124,569
Employee stock purchase plan (in Shares)	45,520
Balance at Dec. 31, 2011	$ 54,382,436	$ (22,519,938)	$ (1,050,209)	$ 30,812,289
Balance (in Shares) at Dec. 31, 2011	5,306,488			5,306,488